Zaxis International Inc. - Statements of Operations	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	88,390	6,500	132,326	14,250	28,125	41,200
Other epenses - advances to related parties	300,000	0	490,000	2,678	0	0
Total expenses	388,390	6,500	622,326	16,928	28,125	41,200
Loss from operations	(388,390)	(6,500)	(622,326)	(16,928)	(28,125)	(41,200)
Interest expense	$ (1,688)	$ (307)	$ (4,699)	$ (2,678)	$ (20,745)	$ (10,200)
Gain on debt settlement	(528)	0	(528)	0	0	0
Amortization of debt discount	$ 0	$ 0	$ 0	$ 0	$ (125,000)	$ 0
Financial income (expense)	(2,216)	(307)	(5,227)	(2,678)	(145,745)	(10,200)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (390,606)	$ (6,807)	$ (627,553)	$ (19,606)	$ (173,870)	$ (51,400)
Basic net loss per share | $ / shares	$ (0.08)	$ (0.00)	$ (0.13)	$ (0.01)	$ (0.26)	$ (0.12)
Weighted average shares outstanding - basic | shares	4,682,407	1,695,126	4,682,407	1,695,126	661,111	423,782